ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND OTHER.
Operating accrued liabilities	CAD 3,028	CAD 2,939
Trade payables	561	414
Construction payables	750	746
Current derivative liabilities (Note 24)	1,945	1,020
Contractor holdbacks	299	368
Taxes payable	376	555
Security deposits	62	63
Asset retirement obligations (Note 19)	9	53
Other	321	286
Accounts payable and other liabilities	CAD 7,351	CAD 6,444